6 Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents
6	Cash and cash equivalents

	2020	2019

Cash and bank deposits	57,729	13,092
Cash equivalents (a)	987,313	930,117
	1,045,042	943,209

Cash equivalents correspond mainly to financial investments in Bank Certificates of Deposit (“CDB”) with highly rated financial institutions and investment funds managed by highly rated financial institutions. As of December 31, 2020, the average interest on these CDB are equivalent to 90.95% of the Interbank Certificates of Deposit (“CDI”) (December 31, 2019: 99.2%). These funds are available for immediate use and have insignificant risk of changes in value. Cash equivalents denominated in U.S. dollars totaled R$70,523 as of December 31, 2020 (December 31, 2019: R$2,529).